SUMMARY OF MATERIAL ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
Summary Of Material Accounting Policies
SUMMARY OF MATERIAL ACCOUNTING POLICIES

3           SUMMARY OF MATERIAL ACCOUNTING POLICIES

The material accounting policies applied in the preparation of these consolidated financial statements are set out below. These accounting policies have been consistently applied to all years presented unless otherwise stated.

(a)	Basis of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries over which it has control. All intercompany balances, transactions, income, expenses, profits and losses, including unrealized gains and losses have been eliminated on consolidation. The Company consolidates subsidiaries where it has the ability to exercise control.

Control of a subsidiary is defined to exist when the Company is exposed to variable returns from the involvement with the subsidiary and has the ability to affect those returns through the power over the subsidiary. Specifically, the Company controls a subsidiary if, and only if, all of the following is present: 1) power over the subsidiary (i.e., existing rights that give the Company the current ability to direct the relevant activities of the subsidiary); 2) exposure, or rights, to variable returns from the involvement with the subsidiary; and 3) and the ability to use the power over the subsidiary to affect its returns.

The Company’s operating subsidiaries and subsidiaries with projects under construction or exploration phase are:

•	Minerales de Occidente, S.A. (Honduras) (“Minosa”)

The San Andres open-pit gold mine located in Honduras (the “Minosa Mine”)

•	Mineração Apoena Limitada (Brazil) (“Apoena”)

The Ernesto, Japonês, Lavrinha and Nosde open-pit gold mines, together with the Pau-a-Pique underground gold mine and the São Francisco open-pit gold mine, together (the “Apoena Mine”), with Pau-a-Pique and São Francisco currently under care and maintenance, located in the State of Mato Grosso, Brazil

•	Aranzazu Holding S.A. de C.V. (Mexico) (“Aranzazu”)

The Aranzazu underground mine located in Mexico (the “Aranzazu Mine”), which produces copper concentrate

•	Aura Almas Mineração S.A. (Brazil) (“Almas”)

The Almas open-pit gold mine located in the State of Tocantins, Brazil (the “Almas Mine”)

•	Mineração Serra Grande S.A. (“MSG”)

The Serra Grande underground gold mine located in Crixás, Goiás, Brazil (the “Serra Grande Mine”)

•	Cascar do Brasil Mineração Ltda. (Brazil) (“Cascar”)

The Borborema open-pit gold mine located in the State of Rio Grande do Norte, Brazil (the “Borborema Mine”)

•	Elevar Resources S.A. (“Era Dorada”)

The Era Dorada gold project located in Guatemala (the “Era Dorada Project”), currently under development

•	Aura Matupa Mineração Ltda. (Brazil) (“Matupá”)

The Matupa gold project located in the State of Mato Grosso, Brazil

•	Aura Carajás Mineração Ltda. (“Carajás Project”)

The Carajás copper project located in the State of Pará, Brazil

•	Aura Toldafria Ltda. Surcusal Colombia (Colombia) (“Toldafria”)

The Tolda Fria gold project located in the State of Caldas, Colombia

(b)	Segment reporting

An operating segment is a component of an entity (i) that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), (ii) whose operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance, and (iii) for which discrete financial information is available. The Company’s Reportable segments are identified as: The Minosa Mine, the Apoena Mine, the Aranzazu Mine, the Almas Mine, the Borborema Mine and the Serra Grande Mine.

(c)	Foreign currency translation

Functional and presentation currency

Items included in the financial statements of each of the Company’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). These consolidated financial statements are presented in United States dollars, which is also the functional currency of the subsidiaries with mine operations and corporate.

Transactions and balances

Foreign currency transactions are translated into the functional currency using the exchange rate prevailing at the date of the transaction. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statements of income.

Translation of subsidiary results into the presentation currency

The results and financial position of all the Company’s subsidiaries with functional currencies different from the presentation currency (none of which has the currency of a hyperinflationary economy), mainly service subsidiaries and other non-operating entities, are translated into the presentation currency as follows:

•	Assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of the statement of financial position;
•	Income and expenses for each statement of income (loss) are translated at quarterly average exchange rates, unless the average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions; and
•	All resulting exchange differences are recognized in other comprehensive income.

On consolidation, exchange differences arising from the translation of the net investment in foreign entities are recognized in other comprehensive income. When a foreign operation is sold, such exchange differences are recognized in the statement of income (loss) as part of the gain or loss on sale of investments.

(d)	Revenue recognition

The Company applies the following five-step approach in recognizing revenue from contracts with customers:

•	Identify the enforceable contract with the customer;
•	Identify the separate performance obligations in the contract from transferring the distinct good or service;
•	Determine the transaction price for consideration of transferring the good or service;
•	Allocate the transaction price to the separate performance obligations identified;
•	Recognize revenue when each separate performance obligation is satisfied;

Revenue from sales is recognized when control of a good is transferred to the buyer. Given the diverse shipping terms associated with Company´s sales, revenue may be recognized when: (i) the gold is available at the loading port; or (ii) the gold is settled from the refinery; or (iii) the gold leaves the refinery to the customer´s warehouse.

Under the terms of concentrate sales contracts with independent smelting companies, copper and gold concentrate sales prices are provisionally set on a specified future date after shipment based on market prices. The Company records revenues under these contracts at the time of shipment, which is also when the risk and rewards of ownership pass to the smelting companies, using forward market gold and copper concentrate prices on the expected date that final sales prices will be determined. Variations between the price recorded at the shipment date and the actual final price set under the smelting contracts are classified as provisional price adjustments and included in revenue in the consolidated statement of income (loss) and presented separately in note 20 of these consolidated financial statements.

(e)	Taxation

Tax expense comprises both current and deferred tax expense for the year. Tax expense is recognized in the consolidated statements of income, except to the extent that it relates to items recognized in other comprehensive income or directly in equity.

Current income tax expense is the tax expected to be payable on the taxable income for the year calculated using rates (and laws) that have been enacted or substantively enacted at the consolidated statements of financial position date in the countries where the Company operates. It includes adjustments for tax expected to be payable or recoverable in respect of previous periods. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and considers whether it is probable that a taxation authority will accept an uncertain tax treatment. The Company measures its tax balances either based on the most likely amount or the expected value, depending on which method provides a better prediction of the resolution of the uncertainty.

Income tax expense includes the cost of special mining taxes payable to governments that are calculated based on a percentage of adjusted taxable profit whereby taxable profit represents net income adjusted for certain items defined in the applicable legislation.

Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax basis of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates (and laws) that have been enacted or substantively enacted by the consolidated statements of financial position date and are expected to apply when the related deferred income tax assets and liability is settled. Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income taxes assets and liabilities relate to income taxes levied by the same taxation authority. Deferred tax assets are recognized only if it is probable that future taxable amounts will be available to recognize those temporary differences and losses.

(f)	Leases arrangements

Leases are recognized as a right-of-use asset and a corresponding lease liability at the date at which the leased asset is available for use by the Company. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to profit or loss over the lease period so as to produce a constant periodic rate of interest on the remaining balance of the liability for each period. The right-of-use asset is amortized over the shorter of the asset’s useful life or the lease term on a straight-line basis. Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

•	fixed payments (including in-substance fixed payments), less any lease incentives receivable;
•	variable lease payments that are based on an index or a rate;
•	amounts expected to be payable by the lessee under residual value guarantees;
•	the exercise price of a purchase option if the lessee is reasonably certain to exercise that option; and
•	payments of penalties for terminating the lease, if the lease term reflects the lessee exercising that option.

The lease payments are discounted using the interest rate implicit in the arrangement. If that rate cannot be determined, the Company’s incremental borrowing rate is used, being the rate that the Company would have to pay to borrow the funds necessary to obtain an asset of similar value in a similar economic environment with similar terms and conditions. Right-of-use assets are measured at cost comprising the following:

•	the amount of the initial measurement of the lease liability;
•	any lease payments made at or before the commencement date less any lease incentives received;
•	any initial direct costs; and
•	restoration costs.

(g)	Impairment and reversal of impairment of long-lived assets

Long-lived assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets (cash-generating units). Non-financial assets other than goodwill that suffered an impairment are reviewed for possible reversal of the impairment at the end of each reporting period. The reversal amount should not be higher than its recoverable amount and the book value that would be determined if an impairment loss had not been recognized.

(h)	Inventory

Finished product inventory and work-in-process inventory, which includes leach pad and ore stockpile inventory, are valued at the lower of average cost and net realizable value. Finished product inventory consists of finished gold products and metals in concentrate. Work-in-process inventory represents inventory in-circuit at the Company’s process plants and leach pads. Stockpile inventory represents ore stacked on leach pads and in stockpiles. The cost of work-in-process and finished product inventories includes mining costs, direct labor, operating materials and supplies, applicable haulage and transportation charges, and an applicable portion of operating overhead, including depreciation. Net realizable value is the expected selling price for the finished product less the estimated costs to get the product into salable form and to the selling location.

Parts and supplies inventory consist of consumables and is valued at weighted average cost.

For inventory which has been written down to net realizable value, if subsequent assessments conclude that the circumstances causing the write down no longer exist or when there is clear evidence of an increase in net realizable value due to a change in economic circumstances, the write down is reversed appropriately, limited to the original cost or the net realizable value.

(i)	Property, plant and equipment

Property, plant and equipment items are initially recognized at cost at the time of construction, purchase, or acquisition, and are subsequently measured at cost less accumulated depreciation and impairment. Cost includes all costs required to bring the item into its intended use by the Company.

Costs incurred for major overhauls of existing equipment are capitalized as plant and equipment and are subject to depreciation once they are commissioned. The costs of routine maintenance and repairs are expensed as incurred.

Assets under construction are capitalized until the asset is available for its intended use. The cost of the asset under construction comprises its purchase price and any costs directly attributable to bringing it into working condition for its intended use. Assets under construction amounts are presented as a separate asset within Property, Plant and Equipment. Assets under construction are not amortized and the amortization commences once the asset is complete and available for use.

Depreciation

Plant and equipment is depreciated using the straight line or units of production (UOP) methods over the life of the mine, or over the remaining useful life of the asset, if shorter. Land is not depreciated. The following depreciation rates are used by the Company:

Major class of assets	Depreciation Method	Depreciation Rate
Vehicles	Straight-Line	3-5 years
Machinery and equipment	Straight-Line/UOP	3-11 years
Mobile mining equipment	Straight-Line/UOP	3-8 years
Furniture and fixtures	Straight-Line	4-11 years
Building	Straight-Line/UOP	3-11 years
Plant	Straight-Line/UOP	3-11 years

Residual values and useful lives are reviewed on an annual basis and adjusted, if necessary, on a prospective basis.

Once a mining operation has achieved commercial production, capitalized mineral property expenditures are depreciated on a UOP basis whereby the denominator is the proven and probable mineral reserves and a portion of measured and indicated mineral resources that are reasonably expected to be converted into proven and probable mineral reserves.

Mining interests

Mining interests represent capitalized expenditures related to the development of mining properties, expenditures arising from property acquisitions and related plant and equipment. Upon disposal or abandonment, the carrying amounts of mining interests are derecognized and any associated gains or losses are recognized in the consolidated statement of income (loss).

Exploration and Evaluation

Exploration expenditures are the costs incurred in the initial search for mineral deposits with economic potential or in the process of obtaining more information about existing mineral deposits. Exploration expenditures typically include costs associated with prospecting, sampling, mapping, drilling and other work involved in searching for ore.

Evaluation expenditures are the costs incurred to establish the technical feasibility and commercial viability of developing mineral deposits identified through exploration activities or by acquisition.

Exploration and evaluation expenditures are expensed as incurred unless management determines that probable future economic benefits will be generated as a result of the expenditures. In accordance with the Company´s policy, once the technical feasibility and commercial viability of a project has been demonstrated with a prefeasibility study, the Company accounts for future expenditures incurred in the development of that project as mineral properties.

Commercial Production stage

A mine that is under construction is determined to enter the commercial production stage when the project is in the location and condition necessary for it to be capable of operating in the manner intended by management. We use the following factors to assess whether these criteria have been met: (1) the level of capital expenditures compared to construction cost estimates; (2) the completion of a reasonable period of testing of mine plant and equipment; (3) the ability to produce minerals in saleable form (within specifications); and (4) the ability to sustain ongoing production of minerals.

In accordance with the Company´s accounting policy, when a mine construction project moves into the commercial production stage, the capitalization of certain mine construction costs ceases and costs are either capitalized to inventory or expensed, except for capitalizable costs related to property, plant and equipment additions or improvements, open pit stripping activities that provide a future benefit, underground mine development or expenditures that meet the criteria for capitalization. The Company recognizes the proceeds from the sale of minerals sold during the development phase of their mines and the cost of producing it in the consolidated statement of income (loss).

Mineral properties

Mineral properties generally consist of the following: the fair value attributable to mineral reserves and resources acquired in a business combination or asset acquisition; capitalized exploration and evaluation costs; underground mine development costs; open pit mine development costs; and capitalized interest.

Mineral properties acquired through business combinations are recognized at fair value on the acquisition date. The fair value is an estimate of the proven and probable mineral reserves, mineral resources, and exploration potential attributable to the property. The estimated fair value attributable to the mineral reserves and the portion of mineral resources considered to be probable of economic extraction at the time of the acquisition is amortized on a UOP basis whereby the denominator is the proven and probable reserves and the portion of mineral resources considered to be probable of economic extraction. The estimated fair value attributable to mineral resources that are not considered to be probable of economic extraction at the time of the acquisition is not subject to amortization until the resources become probable of economic extraction in the future.

At the Company’s underground mining operations, development costs are incurred to build new shafts, drifts, and ramps that will enable the Company to physically access ore underground. The time over which we will continue to incur these costs depends on the mine life. These underground development costs are capitalized as incurred. Capitalized underground development costs are amortized on a UOP basis, whereby the denominator is the estimated ounces/pounds of gold/copper in proven and probable reserves and the portion of resources considered probable of economic extraction based on the current life of mine (“LOM”) plan that benefit from the development and are considered probable of economic extraction.

At the Company’s open pit mining operations, it is necessary to remove overburden and other waste materials to access ore bodies from which minerals can be extracted economically. The process of mining overburden and waste materials is referred to as “stripping”. Stripping costs which are incurred to provide initial access to the ore body (referred to as pre-production stripping) are capitalized as open pit mine development costs. Stripping costs incurred during the production stage of a pit are accounted for as costs of the inventory produced during the relevant period. Such costs are capitalized to the extent that these costs relate to anticipated future benefits and represent a betterment. Waste removal which relates to current production activities and does not give rise to a future benefit is accounted for as a production cost in the period in which it is incurred and is included in the cost of inventory.

Capitalized open pit mine development costs are amortized on a UOP basis whereby the denominator is the estimated ounces/pounds of gold/copper in proven and probable reserves and the portion of resources considered probable of economic extraction based on the current LOM plan that benefit from the development and are considered probable of economic extraction.

(j)	Asset acquisition

If an acquisition of an asset or group of assets does not meet the definition of a business, the transaction is accounted for as an asset acquisition. An asset acquisition triggers the initial recognition of assets acquired and may include liabilities assumed and may or may not involve the acquisition of one or more legal entities and are usually acquired through an exchange transaction, which can be a monetary or a non-monetary exchange.

The Company recognizes acquisition of assets by remeasuring the previously held equity interest to fair value at the date on which the Company obtains control and recognizes any resulting gain or loss in profit or loss or OCI as appropriate.

(k)	Business combination and goodwill

Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value. Acquisition-related costs are expensed as incurred and recorded in administrative expenses.

The Company determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.

When the Company acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquiree.

Any contingent consideration to be transferred by the acquirer is recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument, is measured at fair value with the changes in fair value recognized in the Consolidated Statements of Income (loss).

Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Company re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in the Consolidated Statements of Income (loss).

After initial recognition, goodwill is measured at cost less any accumulated impairment losses. For the purpose of impairment testing, goodwill acquired in a business combination is, from the acquisition date, allocated to each of the Company’s cash-generating units that are expected to benefit from the combination, irrespective of whether other assets or liabilities of the acquiree are assigned to those units.

Where goodwill has been allocated to a cash-generating unit (CGU) and part of the operation within that unit is disposed of, the goodwill associated with the disposed operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed of in these circumstances is measured based on the relative values of the disposed operation and the portion of the cash-generating unit retained.

(l)	Borrowing costs

Borrowing costs of a qualifying asset (i.e. an asset that necessarily takes a substantial period of time to become ready for its intended use) are capitalized as part of the cost of the asset. Capitalization of borrowing costs begins when costs are incurred, and activities are undertaken to prepare the asset for its intended use and ceases when the asset is substantially complete or commissioned for use. Once the identified asset is substantially complete, the attributable borrowing costs are amortized over the useful life of the related asset that are usually classified as plant, property & equipment. All other borrowing costs are expensed in the period they occur.

(m)	Royalties

Certain of the Company properties are subject to royalty arrangements based on mineral production at the properties. The primary type of royalty is a net smelter return (NSR) royalty. Under this type of royalty the Company pays the holder an amount calculated as the royalty percentage multiplied by the value of gold production at market gold prices (otherwise known as Gross Proceeds) less third-party smelting, refining, brokerage and transportation costs. Royalty expense is recorded on completion of sales process in cost of sales.

(n)	Financial instruments

A financial instrument is any contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity.

i.	Financial Assets

Financial assets are classified, at initial recognition, and subsequently measured at amortized cost, fair value through Other Comprehensive Income (“OCI”), or fair value through profit or loss.

The classification of financial assets at initial recognition that are debt instruments depends on the financial asset’s contractual cash flow characteristics and the Company’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient, the Company initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Company has applied the practical expedient for contracts that have a maturity of one year or less, are measured at the transaction price.

In order for a financial asset to be classified and measured at amortized cost or fair value through OCI, it needs to give rise to cash flows that are “solely payments of principal and interest (SPPI)” on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the business model.

For purposes of subsequent measurement, financial assets are classified in four categories:

●	Financial assets at amortized cost (debt instruments)
●	Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)
●	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)
●	Financial assets at fair value through profit or loss.

Financial assets at amortized cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Interest received is recognized as part of finance income in the consolidated statement of income (loss). Gains and losses are recognized in the consolidated statement of income (loss) when the asset is derecognized, modified or impaired.

The Company’s financial assets at amortized cost include:

●	Cash and cash equivalents;
●	trade receivables, and
●	other receivables.

Trade and other receivables are amounts due from customers and others in the normal course of business. If collection is expected in one year or less, they are classified as current assets; if not, they are presented as noncurrent assets and discounted, accordingly. Additionally, trade and other receivables are valued at amortized cost.

Trade receivables, except those provisionally priced and other receivables, are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, when they are recognized at fair value. The Company holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method. The Company notes that such receivables arise when ore that has been produced has been shipped to the buyer in accordance with the applicable agreement.

Financial assets at fair value through profit or loss include financial assets held for trading (e.g., derivative instruments), financial assets designated upon initial recognition at fair value through profit or loss (e.g., debt or equity instruments), or financial assets required to be measured at fair value (i.e., where they fail the SPPI test). The Company does not have financial assets classified as held for trading and financial assets designated upon initial recognition at fair value through profit or loss. Rather, the Company’s financial assets at fair value through profit or loss include:

●	Derivatives financial instruments, and
●	Accounts receivables (Other receivables)

The SPPI test for financial assets is applicable to the Company’s trade receivables subject to provisional pricing. These receivables relate to sales contracts where the selling price is determined after delivery to the customer, based on the market price at the relevant quoted price stipulated in the contract. This exposure to the commodity price causes such trade receivables to fail the SPPI test. As a result, these receivables are measured at fair value through profit or loss from the date of recognition of the corresponding sale, with subsequent movements being recognized in “revenue” on provisionally priced trade receivables in the consolidated statement of income (loss).

Financial assets at fair value through profit or loss are carried in the consolidated statement of financial position at fair value with net changes in fair value recognized in profit or loss.

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Company’s consolidated statement of financial position) when:

●	The rights to receive cash flows from the asset have expired, or
●	The Company has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Company has transferred substantially all the risks and rewards of the asset, or (b) the Company has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows and usually occurs when past due for more than one year and not subject to enforcement activity.

At each reporting date, the Company assesses whether financial assets carried at amortized cost are credit impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.

ii.	Financial Liabilities

Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Company’s financial liabilities include:

●	Trade and other payables
●	Loans and debentures
●	Liability measured at fair value
●	Derivative financial instruments and,
●	Other liabilities

Trade payables represent liabilities for goods and services provided to the Company prior to the end of the financial year which are unpaid. The amounts are unsecured and are usually paid within 30 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months after the reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method.

Loans and debentures are initially recognized at fair value, net of transaction costs incurred. Loans and debentures are subsequently measured at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption amount is recognized in profit or loss over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

Loans and debentures are de-recognized when the obligation specified in the agreement is discharged, canceled or expired. The difference between the carrying amount of a financial liability that has been extinguished or transferred to another party and the consideration paid, including any noncash assets transferred or liabilities assumed, is recognized in profit or loss as other income or finance costs.

The Company has a loan that contains an embedded derivative that is a component of a hybrid contract that also includes a non-derivative host. This embedded derivative causes the interest rate to be modified according to a commodity price. The Company records the embedded derivative that requires bifurcation from the host contract and is subject to valuation at subsequent reporting periods with change in fair value recorded in the income statement. The principal amount is measured at amortized cost and the interest at fair value.

The Company has a contract that was recognized as a liability measured at fair value through profit or loss. This financial liability contains more than one embedded derivative that significantly modify the cash flows that would be required by the contract and is being separately accounted for if the fair value option was not elected. As such, management designated it as fair value through profit or loss.

The component of fair value changes relating to the Company’s own credit risk is recognized in other comprehensive income. Amounts recorded in OCI related to credit risk are not subject to recycling in profit or loss and will be transferred to retained earnings when realized. Fair value changes relating to market risk are recognized in profit or loss.

The Company determines the amount of fair value changes which are attributable to credit risk by first determining the changes due to market conditions which give rise to market risk, and then deducting those changes from the total change in fair value of the instrument.

iii.	Derivative financial instruments and hedging activities

Derivatives are recognized at fair value on the date a derivative contract is entered into and are subsequently remeasured at their fair value. The method for recognizing the resulting gain or loss depends on whether the derivative is designated as a hedging instrument in cases where hedge accounting is adopted. If this is the case, the method depends on the nature of the item/object that is being hedged. The Company adopts hedge accounting and designates certain derivatives as:

●	hedging the fair value of recognized assets or liabilities or a firm commitment (fair value hedge);
●	hedge of a specific risk associated with a recognized asset or liability or a highly probable forecasted transaction (cash flow hedge); or
●	hedge of a net investment in a foreign operation (net investment hedge).

At inception of the hedge relationship, the Company documents the economic relationship between hedging instruments and hedged items, including whether changes in the cash flows of the hedging instruments are expected to offset changes in the cash flows of hedged items. The Company documents its risk management objective and strategy for undertaking its hedge transactions.

In these consolidated financial statements, the Company has adopted hedge accounting for cash flow hedge, with the other types of hedge accounting not existing.

The fair values of the various derivative instruments used for hedging purposes are disclosed in Note 27(a).

(a)	Cash flow hedge

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognized in equity within “Other comprehensive income”. The gain or loss relating to the ineffective portion is recognized immediately in the Consolidated Statements of Income (loss), under “Other finance costs”.

Amounts accumulated in equity are reclassified in the periods when the hedged item affects profit or loss as follows:

●	Gains or losses related to the effective portion of interest rate swaps hedging variable rate borrowings are recognized in the consolidated statement of income (loss) as interest expense at the same time as interest expense on the hedged borrowings.

iv.	Hedge ineffectiveness

Hedge ineffectiveness is determined at the inception of the hedging relationship and through periodic prospective effectiveness assessments to ensure that an economic relationship exists between the hedged item and the hedging instrument.

The Company enters into interest rate swaps with critical terms that are similar to the hedged item, such as reference rate, reset dates, payment dates, maturities and reference value.

The ineffectiveness of the interest rate swap hedge may occur due to:

●	the credit value/debit value adjustment on interest rate swaps that is not matched by the loan; and
●	differences in the essential terms between the interest rate swaps and the loans.

(o)	Provisions

Provisions are recognized when the Company or its subsidiaries has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and, where appropriate, the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recognized as a finance cost.

Provision for legal claims are recognized in the consolidated financial statements, if estimable and probable, and are disclosed in notes to the financial statements unless their occurrence is remote.

Contingent assets are not recognized in the consolidated financial statements, unless the inflow of the economic benefit is virtually certain, but are disclosed in the notes if their recovery is probable.

(p)	Mine closure and restoration

Provisions for mine closure and restoration are made in respect of the estimated future costs of closure and restoration and for environmental remediation costs (which include such costs as dismantling and demolition of infrastructure, removal of residual materials and remediation of disturbed areas) in the accounting period when the related environmental damage occurs. The provision is discounted using a pre-tax rate and the accretion is included in finance costs. At the time of establishing the provision, the net present value of the obligation is capitalized as part of the cost of mineral properties. The provision is reviewed on an annual basis for changes in cost estimates, discount rates, inflation and timing of settlement. The net present value of changes in cost estimates of the mine closure and restoration obligations are capitalized to mineral properties.

Restoration activities will occur primarily upon closure of a mine but can occur from time to time throughout the life of the mine. As restoration projects are undertaken, their costs are charged against the provision as the costs are incurred.

(q)	Long-term employee benefits

Certain long-term employee benefits are specifically payable when employment is terminated. The expected costs of these benefits are accrued in the period of employment. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions are charged or credited to other comprehensive income (loss) in the period in which they arise. These obligations are supported annually by external qualified actuaries.

(r)	Share-based payments

The Company has share-based compensation plans, including stock options and Restricted Share Units (“RSUs”), under which employees render services in exchange for equity instruments of the Company.

The fair value of the employee services received in exchange for the equity-settled share-based payment arrangements is recognized as an expense over the vesting period. The total amount to be recognized is based on the fair value of the equity instruments granted at the grant date.

For stock option plans, the fair value is measured at the grant date using the Black-Scholes option pricing model. For RSUs, the fair value corresponds to the market price of the Company’s common shares at the grant date, adjusted, when applicable, for features such as dividend equivalents credited during the vesting period.

The total amount to be expensed is determined with reference to the fair value of the options granted:

•	Including any market performance conditions; and
•	Excluding the impact of any service and non-market performance vesting conditions, such as profitability, sales growth targets, and remaining an employee of the entity over a specific time period.

Non-market vesting conditions are included in assumptions about the number of options that are expected to become exercisable. This estimate is revised at each statement of financial position date and the difference is charged or credited to the consolidated statements of income with the corresponding adjustment to equity.

RSUs granted by the Company do not have an exercise price and vest solely based on service conditions. Each vested RSU entitles the holder to receive one common share of the Company. Dividend equivalents accrued during the vesting period are credited as additional RSUs and are subject to the same vesting conditions as the underlying awards.

At settlement, RSUs are normally settled through the issuance of common shares. When equity instruments are issued, the amounts previously recognized in equity are transferred within equity, and any proceeds received, net of directly attributable transaction costs, are credited to equity. If, exceptionally, the Company elects to settle vested RSUs in cash, the cash payment is accounted for as a deduction from equity, reflecting a repurchase of equity instruments, unless the amount paid exceeds the fair value of the equity instruments at the settlement date, in which case the excess is recognized as an expense.

(s)	Share capital

Common shares issued by the Company are classified as equity. Incremental costs directly attributable to the issuance of common shares are recognized in equity, net of tax, as a deduction from the share proceeds.

(t)	Earnings per share

(i)	Basic earnings per share

The calculation of basic earnings per share has been based on the profit, attributable to ordinary shareholders and weighted-average number of ordinary shares outstanding.

(ii)	Diluted earnings per share

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account the weighted average number of additional ordinary shares that would have been outstanding assuming the conversion of all potentially dilutive ordinary shares.

(u)	Cash and cash equivalents

Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value.

(v)	Accounting standards issued but not yet effective

A number of new accounting standards are effective for annual reporting periods beginning after January 1, 2025 and earlier application is permitted. However, the Company has not early adopted the following new or amended accounting standards in preparing these consolidated financial statements.

A – IFRS Presentation and disclosure in financial statements

IFRS 18 will replace IAS 1 Presentation of Financial Statements and applies for annual reporting periods beginning on or after January 1, 2027. The new standard introduces the following key new requirements:

-	Entities are required to classify all income and expenses into five categories in the statement of profit and loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to present a newly defined operating profit subtotal. Entities’ net profit will not change.
-	Management defined performance measures (“MPMs”) are disclosure in a single note in the financial statements.
-	Enhanced guidance is provided on how to group information in the financial statements.

In addition, all entities are required to use the operating profit subtotal as the starting point for the statement of cash flows when presenting operating cash flows under the indirect method.

The Company is still in the process of assessing the impact of the new standard, particularly with respect to the structure of the Company´s statement of profit and loss, the statement of cash flows and the additional disclosures required for MPMs. The Company is also assessing the impact on how information is grouped in the financial statements, including for the items currently labelled as ‘other’.

B – Other accounting standards

The following new amended accounting standards are not expected to have a significant impact on the Company´s consolidated financial statements.

-	Classification and Measurement of Financial Instruments (Amendment to IFRS 9 and IFRS 7).
-	Subsidiaries without Public Accountability: Disclosures (IFRS 19) - As the Company’s equity instruments are publicly traded, it is not eligible to elect to apply IFRS 19.

(w)	New and amended standards and interpretations

The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after 1 January 2025. The Company has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.

Lack of Exchangeability (Amendment to IAS 21) - For annual reporting periods beginning on or after 1 January 2025, Lack of Exchangeability – Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates specifies how an entity should assess whether a currency is exchangeable and how it should determine a spot exchange rate when exchangeability is lacking. The amendments also require disclosure of information that enables users of its financial statements to understand how the currency not being exchangeable into the other currency affects, or is expected to affect, the entity’s financial performance, financial position and cash flows. The amendments did not have a material impact on the Company’s financial statements.